INTANGIBLE ASSETS, NET - Annual Amortization Expense Of Intangible Assets (Details) $ in Thousands	Jun. 30, 2021 USD ($)
INTANGIBLE ASSETS, NET
2022	$ 459
2023	459
2024	301
2025	132
2026	$ 0